Dec. 22, 2023
Invesco Raymond James SB-1 Equity ETF
Invesco Raymond James SB-1 Equity ETF
INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED DECEMBER 22, 2023 TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2023,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Raymond James SB-1 Equity ETF (RYJ)
(the “Fund”)
Important Notice Regarding Changes in the Name, Ticker Symbol, Underlying Index, Index
Provider, Investment Objective, Principal Investment Strategy, Non-Fundamental Investment Policy and Unitary Management Fee of the Fund
At a meeting held on December 19, 2023, the Board of Trustees of the Invesco Exchange-Traded Fund Trust approved changes to the name, ticker symbol, underlying index, index provider, investment objective, principal investment strategy, non-fundamental investment policy and unitary management fee of the Fund. These changes will be effective on or about March 25, 2024 (the “Effective Date”).
Therefore, on the Effective Date, the following changes will occur:
1.) Name and Ticker Symbol Change. The Fund’s name will change to Invesco Bloomberg Analyst Rating Improvers ETF, and its ticker symbol will change to UPGD.

3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in securities that comprise the New Underlying Index.
Please Retain This Supplement For Future Reference.